Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Premises And Equipment [Abstract]
Year-End Premises and Equipment

	2015	2014
Land and land improvements	$1,293	$1,293
Buildings	3,827	3,827
Furniture, fixtures and equipment	2,655	2,610
	7,775	7,730
Less: Accumulated Depreciation	(4,166)	(3,955)
	$3,609	$3,775

Rent Commitments

2016	$295
2017	320
2018	321
2019	322
2020	324
Thereafter	1,183
$2,765